Risk Management Activities - Credit Risk - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
PERU [Member]
Disclosure Of Financial Risk Management [line items]
Percentage Of Cash Receipts On Revenue Recognition	90.00%
Percentage Of Cash Receipts At The End Of Quotation Period	10.00%
Counter party exposure [member]
Disclosure Of Financial Risk Management [line items]
Percentage of maximum investment in financial institutions' equity	2.50%